OTHER PAYABLES AND ACCRUALS	3 Months Ended
Mar. 31, 2025
Disclosure Of Other Payables And Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS	OTHER PAYABLES AND ACCRUALS

	March 31, 2025	December 31, 2024
	US$’000	US$’000

Accrued payroll	27,657	43,188
Accrued expense	24,090	16,347
Collaboration payable	49,350	82,035
Other payables	2,907	6,250
Payable for collaboration assets	6,735	14,988
Other tax payables	6,071	3,372
Total	116,810	166,180
Other payables are non-interest-bearing and repayable on demand.